Label	Element	Value
MainStay MAP Equity Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

THE MAINSTAY FUNDS

MainStay MAP Equity Fund

(the “Fund”)

Supplement dated February 28, 2021 (“Supplement”) to the
Summary Prospectus and Prospectus, each dated February 28, 2021, as supplemented,

and

Statement of Additional Information, dated
February 28, 2021, as supplemented (“SAI”)

Important Notice Regarding Changes to Name and Investment Policies

Capitalized terms and certain other terms used in this Supplement, unless otherwise defined in this Supplement, have the meanings assigned to them in the Summary Prospectus, Prospectus and SAI.

At meetings held on January 21, January 25 and February 3, 2021, the Board of Trustees (“Board”) of The MainStay Funds (“Trust”) considered and approved, among other related proposals: (i) appointing Wellington Management Company LLP (“Wellington”) as the Fund’s subadvisor, and the related subadvisory agreement; (ii) changing the Fund’s name and removing its non-fundamental “names rule” investment policy; (iii) modifying the Fund’s principal investment strategies, investment process and primary benchmark; (iv) reducing the Fund’s contractual management fee and eliminating the fund accounting fee; and (v) establishing of an expense cap for Class I shares of the Fund.

On or about February 9, 2021, shareholders of the Fund received an information statement containing further information regarding the subadvisor change.

As a result, unless otherwise indicated below, effective on or about April 26, 2021, the following changes will be made to the Summary Prospectus, Prospectus and SAI:

1.	Name Change. The name of the Fund is changed to MainStay WMC Value Fund.

Risk/Return [Heading]	rr_RiskReturnHeading	MainStay MAP Equity Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
3.	Fees and Expenses of the Fund and Example. The Fund’s fees and expenses table and example are updated to reflect the following:

(a)	The contractual management fee rate is revised as follows: 0.66% on assets up to $1 billion; 0.64% on assets from $1 billion to $3 billion; and 0.62% on assets over $3 billion; and the fund accounting fee is eliminated.

(b)	New York Life Investment Management LLC ("New York Life Investments") has contractually agreed to waive fees and/or reimburse expenses so that Total Annual Fund Operating Expenses (excluding taxes, interest, litigation, extraordinary expenses, brokerage and other transaction expenses relating to the purchase or sale of portfolio investments, and acquired (underlying) fund fees and expenses) do not exceed 0.70% of the average daily net assets of Class I shares of Fund. This agreement will remain in effect until February 28, 2023, and shall renew automatically for one-year terms unless New York Life Investments provides written notice of termination prior to the start of the next term or upon approval of the Board.

Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	Feb. 28, 2023
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
4.	Principal Investment Strategies. The “Principal Investment Strategies” section of the Summary Prospectus and Prospectus is deleted in its entirety and replaced with the following:

The Fund invests in equity securities issued by companies of any size or market capitalization range. While the Fund does not limit its investments to issuers within a particular capitalization range, it generally invests in large capitalization companies (as represented by the market capitalization range of the Russell 1000® Index, which ranged from $624 million to $2,252.6 billion as of December 31, 2020). The Fund may invest in securities of foreign issuers, including securities of emerging market country issuers. Generally, an issuer of a security is considered to be a U.S. or foreign issuer based on the issuer's "country of risk," as determined by a third-party service provider such as Bloomberg. Wellington Management Company LLP, the Fund’s Subadvisor (the “Subadvisor”), has discretion to determine the countries considered to be emerging market countries, including taking into consideration a variety of factors, such as the development of a country’s financial and capital markets, and inclusion of a country in an index representative of emerging markets.

Investment Process: The Subadvisor, seeks to identify companies that are financially sound but temporarily out-of-favor, and that provide above-average potential total returns at below average valuations. The Subadvisor employs a “bottom-up” approach to investment research, and seeks to capitalize on investor behavioral biases by investing in companies with an attractive combination of valuation, quality, and capital return, and by taking a long-term view. The Subadvisor may also give consideration to certain environmental, social, and governance (“ESG”) criteria when evaluating an investment opportunity. The Subadvisor may sell stocks when the Subadvisor’s target price is achieved, the Subadvisor’s fundamental outlook with respect to the stock has changed, or in the event the Subadvisor believes more attractive investment alternatives exist.

Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
5.	Principal Risks. The “Principal Risks” section of the Summary Prospectus is revised as follows:

(a)	The “Multi-Manager Risk” is deleted in its entirety with respect to the Fund.

Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
6.	Past Performance. The “Past Performance” section of the Summary Prospectus and Prospectus is revised as follows:

(a)	The fourth sentence of the first paragraph is deleted and replaced with the following:

The Fund has selected the Russell 1000® Value Index as its primary benchmark as a replacement for the Russell 3000® Index because it believes that the Russell 1000® Value Index is more reflective of its principal investment strategies. The Russell 1000® Value Index measures the performance of the large-cap value segment of the U.S. equity universe. It includes those Russell 1000® Index companies with lower price-to-book ratios and lower expected growth values.

(b)	References to the S&P 500® Index, the Fund’s previous secondary benchmark are deleted.

(c)	The following is added to the end of the second paragraph:

Effective April 26, 2021, the Fund replaced both of its subadvisors and modified its principal investment strategies. The past performance in the bar chart and table prior to that date reflects the Fund’s prior subadvisors and principal investment strategies.

Performance Table Market Index Changed	rr_PerformanceTableMarketIndexChanged	The Fund has selected the Russell 1000® Value Index as its primary benchmark as a replacement for the Russell 3000® Index because it believes that the Russell 1000® Value Index is more reflective of its principal investment strategies. The Russell 1000® Value Index measures the performance of the large-cap value segment of the U.S. equity universe. It includes those Russell 1000® Index companies with lower price-to-book ratios and lower expected growth values.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	PLEASE RETAIN THIS SUPPLEMENT FOR YOUR FUTURE REFERENCE.